Taxation, Current and Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Current Tax [Abstract]
Current period	$ 33,928	[1]	$ 23,359	[1]	$ 245,875
Adjustments to tax in respect of previous periods	1,698	[1],[2]	(20,570)	[1],[2]	(14,725)
Current tax	35,626	[1]	2,789	[1]	231,150
Deferred Tax [Abstract]
Origination and reversal of timing differences	(22,426)	[1]	(4,145)	[1]	26,421
Adjustments to tax in respect of previous periods	(4,445)	[1],[2]	16,010	[1],[2]	1,213
Impact of change in tax rates	(1,291)	[1]	(785)	[1]	(931,865)
Deferred tax	(28,162)	[1]	11,080	[1]	(904,231)
Total tax (credit)/charge	7,464	[1],[2],[3]	13,869	[1],[2],[4]	(673,081)
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	22,996				(23,724)
Defined Benefit Pension Schemes [Member]
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	(300)		(1,700)		4,300
Share Options [Member]
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	23,000		8,500		(23,700)
Current tax relating to items credited (debited) directly to equity	$ 4,100		$ 1,500		$ 4,100

[1]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)